Consolidated Condensed Statements of Comprehensive Income/(Loss) (Unaudited)	12 Months Ended
	Dec. 31, 2023 AUD ($) $ / shares shares	Dec. 31, 2022 AUD ($) $ / shares shares
Revenue
Revenue from products	$ 6,632,838	$ 4,524,962
Operating costs and expenses
Cost of goods sold	2,347,901	2,385,931
Gross profit	4,284,937	2,139,031
Other operating costs and expenses
Product support	154,609	92,186
Depreciation and amortization	956,275	2,649,671
Impairment of definite-lived intangible assets	0	11,014,785
Research and development	4,974,437	12,291,750
Selling, general and administrative	14,879,937	10,984,316
Total other operating costs and expenses	20,965,258	37,032,708
Loss from operations	(16,680,321)	(34,893,677)
Other income/(expense)
Interest income	734,375	381,597
Interest expense	(20,386)	(18,151)
Financing costs	(156,999)	(199,370)
Research and development tax incentive income	3,495,930	4,757,741
Exchange loss	30,177	115,515
Other income	5,916,014	181,986
Total other income	9,938,757	4,988,288
Net loss before tax	(6,741,564)	(29,905,389)
Income tax benefit/(expense)	0	3,050,837
Net loss	$ (6,741,564)	$ (26,854,552)
Net loss per share
Net loss per share - basic and diluted (in dollars per share) | (per share)	$ (0.03)	$ (0.14)
Average weighted number of shares - basic and diluted (in shares) | shares	212,369,435	198,724,910
Foreign currency translation reserve	$ (40,454)	$ 31,574
Other comprehensive income/(loss)	(40,454)	31,574
Comprehensive profit/(loss)	(6,782,018)	(26,822,978)
Product [Member]
Revenue
Revenue from products	5,636,492	3,379,402
Operating costs and expenses
Cost of goods sold	2,032,452	1,386,889
Service [Member]
Revenue
Revenue from products	996,346	1,145,560
Operating costs and expenses
Cost of goods sold	$ 315,449	$ 999,042